PUT OPTION LIABILITY	12 Months Ended
Dec. 31, 2024
PUT OPTION LIABILITY
PUT OPTION LIABILITY

14. PUT OPTION LIABILITIES

In 2024, the Group acquired equity interests in Shenma and Beijing Naonao through a combination of cash consideration and the issuance of restricted ordinary shares. As part of these transactions, the investees were granted the right to repurchase the restricted shares from the Group. Effectively, the Group granted a call option to the investees, which resulted in a corresponding put option liability for the Group.

The put option liabilities are classified as Level 3 fair value measurements under ASC 820, Fair Value Measurement, due to the use of significant unobservable inputs in the valuation. These liabilities are initially measured and subsequently revalued using the Monte Carlo simulation model. The fair value of the put options is sensitive to key assumptions such as expected volatility, risk-free interest rates, the expected term of the options, and assumptions regarding dividend yield. The Group regularly reassesses the fair value of the put options, at least on a semi-annual basis, to reflect changes in market conditions and other relevant factors. Any changes in fair value are recognized in the consolidated statement of comprehensive income (loss) as either a gain (loss) on fair value of derivative, with a corresponding adjustment to the carrying value of the put option liabilities.

Key unobservable inputs used in the valuation of the put options were as follows:

	Shenma		Beijing Naonao
		As of December 31,		As of December 31,
Assumptions	Initial Valuation	2024	Initial Valuation	2024
Expected volatility	69.56%	69.22%	118.18%	96.74%
Risk-free rate	1.83%	1.10%	2.11%	1.15%
Contractual term	2.00	1.33	3.17	2.34
Dividend yield	0.00%	0.00%	0%	0%

The fair value of the put option liabilities is particularly sensitive to changes in expected volatility and the contractual term. These assumptions are updated regularly to reflect prevailing market conditions and the performance of the investees.

Put option liabilities are as follows:

	Shenma	Beijing Naonao	Total	Total
	US$	US$	RMB	US$
	(in thousands)
Transaction Date	May 20, 2024	March 26, 2024	—	—
Expiration date	April 30, 2026	May 2, 2027	—	—
Number of invstees’ shares acquired	14,250	—	—	—
Option equity interest	19.00%	21.70%	—	—
The initial valuation of put option liabilities	199	884	7,718	1,083
The put option liabilities at December 31, 2024	14	275	1,923	*289
Gain on fair of derivative	185	609	5,795	794

* The difference of 263 USD in consolidated balance sheets is attributable to fluctuations in the exchange rate. According to the financial statements, the USD amount is converted from RMB using an exchange rate of 7.2993.